UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet Capital Management, L.P.

Address:  590 Madison Avenue
          39th Floor
          New York, NY 10022

13F File Number: 28-12508

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Hofbauer
Title:    Chief Operating Officer
Phone:    (212) 201-7868

Signature, Place and Date of Signing:


/s/ Peter Hofbauer            New York, New York               May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       8

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: $1,552,434
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

1.        28-10575                 Delta Offshore, Ltd.
2.        28-10576                 Delta Institutional, LP
3.        28-10829                 Trafelet & Company Advisors, LLC
4.        28-11644                 Delta Onshore, LP
5.        28-11648                 Delta Pleiades, LP
6.        28-12329                 Trafelet Cayman, Ltd.
7.        28-12330                 Delta US Partners, LP
8.                                 Delta Offshore Master, Ltd.

                                                     FORM 13F INFORMATION TABLE

                                                  Trafelet Capital Management, L.P.
                                                           March 31, 2008
COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6       COL 7      COLUMN 8

                               TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHR   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS  SOLE SHARED    NONE
--------------                 --------         -----      --------  -------   --- ----  ----------      ----  ---- ------    ----
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102  132,088   3,861,100 SH        SHARED-DEFINED             3,861,100
ANNALY CAP MGMT INC            COM              035710409  133,485   8,713,100 SH        SHARED-DEFINED             8,713,100
ARCH COAL INC                  COM              039380100  153,120   3,520,000 SH        SHARED-DEFINED             3,520,000
ATLAS ENERGY RESOURCES LLC     COM              049303100   40,920   1,320,000 SH        SHARED-DEFINED             1,320,000
BAUER EDDIE HLDGS INC          COM              071625107    9,079   2,333,900 SH        SHARED-DEFINED             2,333,900
BE AEROSPACE INC               COM              073302101   18,541     530,500 SH        SHARED-DEFINED               530,500
BELDEN INC                     COM              077454106   39,763   1,125,800 SH        SHARED-DEFINED             1,125,800
BPW ACQUISITION CORP           UNIT 99/99/9999  055637201   16,009   1,674,600 SH        SHARED-DEFINED             1,674,600
CAPSTEAD MTG CORP              COM NO PAR       14067E506   26,113   2,290,600 SH        SHARED-DEFINED             2,290,600
CENVEO INC                     COM              15670S105   54,739   5,233,200 SH        SHARED-DEFINED             5,233,200
CONCHO RES INC                 COM              20605P101   67,846   2,646,100 SH        SHARED-DEFINED             2,646,100
EL PASO CORP                   COM              28336L109  102,752   6,175,000 SH        SHARED-DEFINED             6,175,000
ENERGYSOLUTIONS INC            DEPOSITARY SH    292756202   43,258   1,885,700 SH        SHARED-DEFINED             1,885,700
ENTERGY CORP NEW               COM              29364G103   52,860     484,600 SH        SHARED-DEFINED               484,600
GOLDMAN SACHS GROUP INC        COM              38141G104    4,317      26,100 SH        SHARED-DEFINED                26,100
GOLDMAN SACHS GROUP INC        COM              38141G104    8,270      50,000     PUT   SHARED-DEFINED                50,000
GYMBOREE CORP                  COM              403777105   31,904     800,000 SH        SHARED-DEFINED               800,000
HERTZ GLOBAL HOLDINGS INC      COM              42805T105   73,165   6,066,736 SH        SHARED-DEFINED             6,066,736
LIBERTY ACQUISITION HLDGS CO   UNIT 99/99/9999  53015Y206   21,693   2,085,900 SH        SHARED-DEFINED             2,085,900
PARAGON SHIPPING INC           CL A             69913R309   16,211   1,069,355 SH        SHARED-DEFINED             1,069,355
RELIANT ENERGY INC             COM              75952B105  104,060   4,400,000 SH        SHARED-DEFINED             4,400,000
RELIANT ENERGY INC             COM              75952B105   35,475   1,500,000     CALL  SHARED-DEFINED             1,500,000
STEALTHGAS INC                 SHS              Y81669106   30,789   1,980,000 SH        SHARED-DEFINED             1,980,000
SUN HEALTHCARE GROUP INC       COM NEW          866933401   15,111   1,150,000 SH        SHARED-DEFINED             1,150,000
ULTRA PETROLEUM CORP           COM              903914109  320,866   4,140,200 SH        SHARED-DEFINED             4,140,200

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